TRADING ACTIVITIES (Tables) - Millburn Multi-Markets Trading L.P. [Member]	12 Months Ended
Dec. 31, 2022
Schedule Of Net Unrealized Appreciation Depreciation On Futures And Forward Currency Contracts By Settlement Currency Type

	As of December 31,
	2022		2021
Currency Type	Total Net Unrealized Appreciation (Depreciation)	Percent of Total	Total Net Unrealized Appreciation (Depreciation)	Percent of Total
Australian dollar	$534,449	2.36%	$(300,849)	31.66%
Brazilian real	(10,546)	(0.05)	7,622	(0.80)
British pound	356,161	1.57	(1,307,664)	137.61
Canadian dollar	537,280	2.37	550,650	(57.95)
Euro	10,606,521	46.75	(415,465)	43.72
Hong Kong dollar	(25,054)	(0.11)	(27,229)	2.87
Japanese yen	955,351	4.21	(482,839)	50.81
Korean won	66,306	0.29	44,465	(4.68)
Malaysian ringgit	(709)	(0.00)	25,794	(2.71)
Norwegian krone	138,796	0.61	102,488	(10.79)
Polish zloty	107,021	0.47	140,693	(14.81)
Singapore dollar	14,625	0.06	26,670	(2.81)
South African rand	(5,501)	(0.02)	(176,140)	18.54
Swedish krona	101,832	0.45	541,628	(57.00)
Thai baht	69,304	0.31	(2,765)	0.29
U.S. dollar	9,239,866	40.73	322,739	(33.95)
Total	$22,685,702	100.00%	$(950,202)	100.00%

Schedule of fair value of futures and forward currency contracts

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on Open
Sector	Gains	Losses	Gains	Losses	Positions
Futures contracts:
Currencies	$97,003	$(45,169)	$55	$(19,276)	$32,613
Energies	4,273,340	(143,150)	2,997,981	(4,870)	7,123,301
Grains	563,235	(163,039)	-	(100,750)	299,446
Interest rates	-	(183,318)	13,678,900	(334,417)	13,161,165
Livestock	830	(26,820)	-	-	(25,990)
Metals	1,351,092	(562,752)	542,450	(1,192,666)	138,124
Softs	336	(89,902)	49,611	(84,611)	(124,566)
Stock indices	105,622	(368,330)	483,041	(344,007)	(123,674)

Total futures contracts	6,391,458	(1,582,480)	17,752,038	(2,080,597)	20,480,419

Forward currency contracts	7,099,705	(2,274,164)	1,339,549	(3,959,807)	2,205,283

Total futures and forward currency contracts	$13,491,163	$(3,856,644)	$19,091,587	$(6,040,404)	$22,685,702

Fair Value of Futures and Forward Currency Contracts at December 31, 2021

	Fair Value - Long Positions		Fair Value - Short Positions		Net Unrealized Gain (Loss) on Open
Sector	Gains	Losses	Gains	Losses	Positions
Futures contracts:
Currencies	$11,463	$-	$13,106	$(10,721)	$13,848
Energies	2,020,956	(433,423)	343,300	(130,222)	1,800,611
Grains	288,920	(257,765)	241,782	(167,235)	105,702
Interest rates	616,220	(3,980,795)	203,333	(20,544)	(3,181,786)
Livestock	-	(18,210)	17,370	(200)	(1,040)
Metals	4,543,642	(182,931)	98,540	(4,020,019)	439,232
Softs	20,189	(73,295)	65,654	(53,088)	(40,540)
Stock indices	1,633,415	(887,110)	633,174	(480,444)	899,035

Total futures contracts	9,134,805	(5,833,529)	1,616,259	(4,882,473)	35,062

Forward currency contracts	9,261,243	(2,541,592)	2,604,920	(10,309,835)	(985,264)

Total futures and forward currency contracts	$18,396,048	$(8,375,121)	$4,221,179	$(15,192,308)	$(950,202)

Schedule of trading gains (losses) of futures and forward currency contracts

Sector	2022	2021
Futures contracts:
Currencies	$2,668,075	$234,235
Energies	33,572,541	27,207,139
Grains	(4,343,620)	(1,072,446)
Interest rates	22,456,018	5,743,535
Livestock	90,780	(383,730)
Metals	(2,825,535)	1,136,660
Softs	107,783	(3,141,045)
Stock indices	16,632,265	45,821,278

Total futures contracts	68,358,307	75,545,626

Forward currency contracts	13,679,309	(23,501,806)

Total futures and forward currency contracts	$82,037,616	$52,043,820

Schedule of monthly average future and forward currency contracts

	2022	2021
Average bought	62,165	83,397
Average sold	63,168	85,320
Average notional	$3,706,000,000	$9,858,000,000

Schedule of offsetting Derivative Assets And Liabilities

Assets	Gross amounts of recognized assets	Gross amounts offset in the Statements of Financial Condition	Net amounts of assets presented in the Statements of Financial Condition
Futures contracts
Counterparty C	$2,201,296	$(739,360)	$1,461,936
Counterparty J	918,116	(400,150)	517,966
Counterparty L	21,024,084	(2,523,567)	18,500,517
Total futures contracts	24,143,496	(3,663,077)	20,480,419

Forward currency contracts
Counterparty G	2,976,865	(2,194,130)	782,735
Counterparty K	5,462,389	(4,039,841)	1,422,548
Total forward contracts	8,439,254	(6,233,971)	2,205,283

Total assets	$32,582,750	$(9,897,048)	$22,685,702

	Amounts Not Offset in the Statements of Financial Condition
	Net amounts of Assets presented in the Statements of
Counterparty	Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)
Counterparty C	$1,461,936	$-	$(1,461,936)	$-
Counterparty J	517,966	-	(517,966)	-
Counterparty L	18,500,517	-	(18,500,517)	-
Counterparty G	782,735	-	-	782,735
Counterparty K	1,422,548	-	-	1,422,548

Total	$22,685,702	$-	$(20,480,419)	$2,205,283

(1)	Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange.
(2)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of liabilities presented in the Statements of Financial Condition, for each respective counterparty.
(3)	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2022.

Offsetting of derivative assets and liabilities at December 31, 2021

Assets	Gross amounts of recognized assets	Gross amounts offset in the Statements of Financial Condition	Net amounts of assets presented in the Statements of Financial Condition
Futures contracts
Counterparty J	$1,771,788	$(925,604)	$846,184
Counterparty L	7,082,484	(6,862,597)	219,887
Total futures contracts	8,854,272	(7,788,201)	1,066,071

Total assets	$8,854,272	$(7,788,201)	$1,066,071

Liabilities	Gross amounts of recognized liabilities	Gross amounts offset in the Statements of Financial Condition	Net amounts of liabilities presented in the Statements of Financial Condition
Futures contracts
Counterparty C	$2,927,801	$(1,896,792)	$1,031,009

Forward currency contracts
Counterparty G	$5,584,433	$(4,738,867)	$845,566
Counterparty K	7,266,994	(7,127,296)	139,698
Total forward contracts	12,851,427	(11,866,163)	985,264

Total liabilities	$15,779,228	$(13,762,955)	$2,016,273

	Amounts Not Offset in the Statements of Financial Condition
	Net amounts of Assets presented in the Statements of
Counterparty	Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)
Counterparty J	$846,184	$-	$(846,184)	$-
Counterparty L	219,887	-	(219,887)	-
Total	$1,066,071	$-	$(1,066,071)	$-

	Amounts Not Offset in the Statements of Financial Condition
	Net amounts of Liabilities presented in the Statements of
Counterparty	Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)
Counterparty C	$1,031,009	$-	$1,031,009	$-
Counterparty G	845,566	-	845,566	-
Counterparty K	139,698	-	139,698	-
Total	$2,016,273	$-	$2,016,273	$-

(1)	Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.
(2)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of liabilities presented in the Statements of Financial Condition, for each respective counterparty.
(3)	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2021.
(4)	Net amount represents the amounts owed by the Master Fund to each counterparty as of December 31, 2021.